RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses	$ 4,618,521			$ 4,301,195		$ 4,198,182	$ 4,070,313	$ 3,002,645	$ 2,499,657
Current portion of notes payable	10,854,863			9,242,183					2,147,992
Total current liabilities	41,878,347			20,788,893		15,427,675	13,256,029	12,195,124	9,778,040
Convertible notes payable						4,683,068	5,589,468	6,967,951	6,967,951
Total liabilities	67,007,573			20,917,508		20,193,076	19,297,504	21,518,002	19,221,879
Additional paid-in capital	118,785,501			93,968,071	[1]				64,744,838	[1]
Accumulated deficit	(172,666,551)			(131,806,605)		(120,020,555)	(115,626,325)	(102,991,887)	(97,290,851)
Stockholders' equity	$ (53,856,310)	$ (44,749,722)	$ (38,977,924)	$ (37,836,506)		(36,263,344)	(34,793,016)	(37,434,715)	(32,545,921)		$ (17,234,376)
Originally Reported [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses						4,443,179	4,316,645	3,248,847	2,750,305
Total current liabilities						15,672,672	13,502,361	12,441,326	10,028,688
Convertible notes payable						4,511,880	5,385,147	6,713,241	6,713,241
Total liabilities						20,266,885	19,339,515	21,509,495	19,217,817
Accumulated deficit						(120,052,352)	(115,674,830)	(102,987,442)	(97,286,789)
Stockholders' equity						(36,343,647)	(34,841,521)	(37,430,270)	(32,541,859)
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses						(244,997)	(246,332)	(246,202)	(250,648)
Total current liabilities						(244,997)	(246,332)	(246,202)	(250,648)
Convertible notes payable						171,188	204,321	254,710	254,710
Total liabilities						(73,809)	(42,011)	8,507	4,062
Accumulated deficit						31,797	48,505	(4,445)	(4,062)
Stockholders' equity						31,797	$ 48,505	$ (4,445)	$ (4,062)
As Restated [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Stockholders' equity						$ (36,311,850)

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.